John Hancock Global Shareholder Yield Fund Expense Example - Class A C I R2 R6 [Member] - John Hancock Global Shareholder Yield Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 606
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,171
Expense Example, with Redemption, 10 Years	2,002
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,076
Expense Example, with Redemption, 10 Years	2,163
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,242
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	1,686
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,115